Adjustments Reconciling Profit After Tax to Operating Cash Flows - Summary of Cash Generated from Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Adjustments to reconcile profit (loss) [abstract]
Profit after tax	£ 2,169	£ 1,062	£ 8,372
Tax on profits	1,356	877	2,154
Share of after tax profits of associates and joint ventures	(13)	(5)	(14)
Finance expense net of finance income	669	664	653
Depreciation	988	978	892
Amortisation of intangible assets	934	796	738
Impairment and assets written off	1,061	226	822
Profit on sale of businesses	(157)	(5)	(9,308)
Profit on sale of intangible assets	(46)	(178)	(349)
Profit on sale of investments in associates	(94)		(843)
Profit on sale of equity investments	(37)	(254)	(342)
Changes in working capital:
(Increase)/decrease in inventories	(461)	70	(111)
(Increase)/decrease in trade receivables	(287)	(188)	98
Increase in trade payables	11	96	40
Decrease/(increase) in other receivables	74	381	(593)
Contingent consideration paid (see Note 39)	(594)	(358)	(121)
Other non-cash increase in contingent consideration liabilities	961	2,281	1,986
Increase in other payables	1,741	1,989	276
(Decrease)/increase in pension and other provisions	(255)	(621)	100
Share-based incentive plans	333	319	368
Fair value adjustments		(3)
Other	(95)	(21)	(187)
Adjustments reconciling profit after tax to operating cash flows	6,089	7,044	(3,741)
Cash generated from operations	£ 8,258	£ 8,106	£ 4,631